Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Entity Central Index Key	0000835597
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2024
Document Effective Date	Jan. 31, 2024
Prospectus Date	Jan. 31, 2024
Class F Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEITX
Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SIEMX
Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND | SIT INTERNATIONAL FIXED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEFIX
Class F Prospectus | SIT EMERGING MARKETS DEBT FUND | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SITEX
Class I Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS I
Prospectus:
Trading Symbol	SEEIX
Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND | Class Y
Prospectus:
Trading Symbol	SEFCX
Class Y Prospectus | SIT EMERGING MARKETS EQUITY FUND | Class Y
Prospectus:
Trading Symbol	SEQFX
Class Y Prospectus | SIT INTERNATIONAL FIXED INCOME FUND | Class Y
Prospectus:
Trading Symbol	SIFIX
Class Y Prospectus | SIT EMERGING MARKETS DEBT FUND | Class Y
Prospectus:
Trading Symbol	SIEDX